Inventories, Net (Details) - Schedule of movements of reserve for inventory shrinkage - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of movements of reserve for inventory shrinkage [Abstract]
Beginning balance	$ 135,122	$ 119,859
GF Supermarket of MP, Inc. Inventory shrinkage reserve at July 1, 2022	37,684
Provision for (Reverse of) inventory shrinkage reserve	(130,056)	15,263
Ending Balance	$ 42,750	$ 135,122